Segment Information - Summary of Sales to Individual Customers that Exceed 10% of Annual Metal Sales (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of major customers [line items]
Revenue	$ 1,088,191	$ 952,196
Metal
Disclosure of major customers [line items]
Revenue	$ 1,067,888	$ 900,075
Total revenue from major customers as percentage of total revenue	98.10%	94.50%
Customer 1 | Metal
Disclosure of major customers [line items]
Revenue	$ 653,395	$ 582,584
Customer 2 | Metal
Disclosure of major customers [line items]
Revenue	268,688	206,706
Customer 3 | Metal
Disclosure of major customers [line items]
Revenue	$ 145,805	$ 110,785